Note 11 - Intangible Assets - MSRs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance, January 1	$ 106,428	$ 104,431
Additions, following the sale of loan	30,942	19,500
Amortization	(18,229)	(14,562)
Prepayments and write-offs	(2,326)	(2,941)
Balance, December 31	$ 116,815	$ 106,428